NYSE Euronext

Michele Lee
MANAGER
CORPORATE ACTIONS

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 2795
mglee@nyx.com

CERTNYS
001-07436

June 19, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC USA INC., Floating Rate Notes due June 17, 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 17, 2009. Tentative listing date – June 23, 2009.

Sincerely,

Michele Lee